UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
OMB Approval
OMB Number:	3235-0456
FORM 24f-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:
The AllianceBernstein Pooling Portfolios
1345 Avenue of the Americas
New York, New York 10105

2. The name of each series of class of
securities for which this Form is filed
(If the Form is being filed for all
series and classes of the issuer, check
the box but do not list series or classes):
X
Fund name:

3.Investment Company Act File Number:
811-21673
Securities Act File Number :
333-120487

4(a).	Last Day of Fiscal Year for which
this Form is filed:
August 31, 2012

4(b). Check box if this Form is being
filed late (i.e., more than 90 calendar
days after the end of the
issuer's fiscal year).

4(c). Check box if this is the last
time the issuer will be filing this Form.

5.	Calculation of registration fee:
(i)	Aggregate sale price of securities
sold during the fiscal year pursuant to
section 24 (f):
$3,060,866,307
(ii) Aggregate sale price of securities
redeemed or repurchased during the fiscal
year:
$4,629,925,064
(iii)	Aggregate price of securities
redeemed or repurchased during any prior
fiscal year ending no earlier than
October 11, 1995 that were not previously
used to reduce registration fees payable
to the Commission:
$1,694,442,437
(iv) Total available redemption credits
[add Items 5(ii) and 5(iii)]:
-$6,324,367,501
(v)	Net Sales:
(vi)	Redemption credits available for
use in future years:
$(3,263,501,194)
(vii)	Multiplier for determining
registration fee:
x	0.0001364
(viii)	Registration Fee Due:
=	$0.00

6.	Prepaid Shares
If the response to Item 5(i) was determined
by deducting an amount of securities that
were registered under the Securities Act of
1933 pursuant to rule 24e-2 as in effect
before October 11, 1997, then report the
amount of securities (number of shares
or other units) deducted here:
-
If there is a number of shares or other
units that were registered pursuant to rule
24e-2 remaining unsold at the end of the
fiscal year for which this form is filed
that are available for use by the issuer
in future fiscal years, then state that
number here:
-
7. Interest due -- if this Form is being
filed more than 90 days after the end of
the issuer's fiscal year:
+	 $-

8.	Total amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:
$-
9. Date the registration fee and any
interest payment was sent to the Commission's
lockbox depository:
Method of Delivery:
x	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke, Controller
Date: November 29, 2012

*  Please print or type the name
and title of the signing officer
below the signature.